Document And Entity Information	Oct. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2021
Entity Registrant Name	ZIOPHARM Oncology, Inc.
Entity Central Index Key	0001107421
Entity Emerging Growth Company	false
Entity File Number	001-33038
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1475642
Entity Address, Address Line One	One First Avenue
Entity Address, Address Line Two	Parris Building 34, Navy Yard Plaza
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02129
City Area Code	617
Local Phone Number	259-1970
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ZIOP
Security Exchange Name	NASDAQ